ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE EQUITY INCOME FUND
Unaudited		March 31, 2006
Portfolio of Investments †	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 95.3%
CONSUMER DISCRETIONARY 14.0%
Automobiles 0.2%
Ford Motor	5,500,000	43,780
		43,780
Distributors 0.6%
Genuine Parts	2,900,000	127,107
		127,107
Hotels, Restaurants & Leisure 0.3%
McDonald's	2,000,000	68,720
		68,720
Household Durables 2.3%
Fortune Brands	1,620,000	130,621
Newell Rubbermaid	7,500,000	188,925
Sony (JPY)	3,250,000	150,751
		470,297
Leisure Equipment & Products 1.7%
Eastman Kodak	6,000,000	170,640
Mattel	10,500,000	190,365
		361,005
Media 8.0%
Cablevision Systems, Class A (1)	2,000,000	53,400
CBS, Class B	5,500,000	131,890
Comcast, Class A (1)	5,500,000	143,880
Disney	6,500,000	181,285
Dow Jones (2)	4,476,000	175,907
EchoStar Communications, Class A (1)	2,500,000	74,675
Knight-Ridder	1,700,000	107,457
New York Times, Class A (2)	7,750,000	196,152
Time Warner	15,000,000	251,850
Tribune	7,200,000	197,496
Viacom, Class B (1)	4,000,000	155,200
		1,669,192
Specialty Retail 0.9%
Home Depot	2,500,000	105,750
RadioShack	3,600,000	69,228
		174,978
Total Consumer Discretionary		2,915,079
CONSUMER STAPLES 9.0%
Beverages 2.2%
Anheuser-Busch	5,250,000	224,543
Coca-Cola	5,500,000	230,285
		454,828
Food & Staples Retailing 1.3%
Sysco	1,750,000	56,088
Wal-Mart	4,750,000	224,390
		280,478
Food Products 2.4%
Campbell Soup	4,908,000	159,019
General Mills	3,500,000	177,380
Heinz	1,750,000	66,360
McCormick	2,750,000	93,115
		495,874
Household Products 1.9%
Colgate-Palmolive	4,662,000	266,200
Kimberly-Clark	2,160,000	124,848
		391,048
Personal Products 0.8%
Avon	5,500,000	171,435
		171,435
Tobacco 0.4%
UST	2,100,000	87,360
		87,360
Total Consumer Staples		1,881,023
ENERGY 9.0%
Energy Equipment & Services 0.7%
Schlumberger	1,227,000	155,302
		155,302
Oil, Gas & Consumable Fuels 8.3%
Amerada Hess	1,650,000	234,960
Anadarko Petroleum	1,718,000	173,535
BP ADR	2,750,000	189,585
Chevron	6,250,000	362,312
ExxonMobil	6,135,000	373,376
Murphy Oil	2,000,000	99,640
Royal Dutch Shell ADR	4,775,000	297,292
		1,730,700
Total Energy		1,886,002
FINANCIALS 18.2%
Capital Markets 4.9%
Charles Schwab	13,000,000	223,730
Mellon Financial	6,380,000	227,128
Morgan Stanley	4,908,000	308,321
Northern Trust	1,200,000	63,000
State Street	3,250,000	196,397
		1,018,576
Commercial Banks 4.2%
Bank of America	3,435,000	156,430
Bank of Ireland (EUR)	5,250,000	97,498
Fifth Third Bancorp	6,000,000	236,160
Mercantile Bankshares	1,884,861	72,473
National City	2,350,000	82,015
SunTrust	2,209,000	160,727
Wells Fargo	1,276,000	81,498
		886,801
Diversified Financial Services 2.9%
Citigroup	2,199,000	103,859
JP Morgan Chase	12,000,000	499,680
		603,539
Insurance 5.3%
American International Group	3,000,000	198,270
Chubb	1,000,000	95,440
Lincoln National	3,250,000	177,417
Marsh & McLennan	11,000,000	322,960
SAFECO	300,000	15,063
St. Paul Travelers Companies	3,926,000	164,068
UnumProvident	6,871,000	140,718
		1,113,936
Real Estate 0.4%
Simon Property Group, REIT	1,000,000	84,140
		84,140
Thrifts & Mortgage Finance 0.5%
Fannie Mae	1,963,000	100,898
		100,898
Total Financials		3,807,890
HEALTH CARE 8.7%
Biotechnology 0.5%
MedImmune (1)	3,000,000	109,740
		109,740
Health Care Equipment & Supplies 1.0%
Baxter International	3,190,000	123,804
Boston Scientific (1)	3,750,000	86,437
		210,241
Pharmaceuticals 7.2%
Abbott Laboratories	3,750,000	159,262
Bristol Myers Squibb	5,500,000	135,355
Eli Lilly	2,000,000	110,600
Johnson & Johnson	3,681,000	217,989
Merck	8,500,000	299,455
Pfizer	9,750,000	242,970
Schering-Plough	4,750,000	90,203
Wyeth	4,908,000	238,136
		1,493,970
Total Health Care		1,813,951
INDUSTRIALS & BUSINESS SERVICES 13.1%
Aerospace & Defense 3.2%
Honeywell International	7,016,000	300,074
Lockheed Martin	2,404,200	180,628
Raytheon	4,000,000	183,360
		664,062
Commercial Services & Supplies 1.8%
Avery Dennison	2,945,000	172,224
Cendant	2,250,000	39,037
Waste Management	5,000,000	176,500
		387,761
Electrical Equipment 0.8%
Cooper Industries, Class A	1,900,000	165,110
		165,110
Industrial Conglomerates 3.3%
GE	17,250,000	599,955
Tyco International	3,250,000	87,360
		687,315
Machinery 1.8%
Deere	2,000,000	158,100
Eaton	1,200,000	87,564
Pall	4,417,000	137,766
		383,430
Road & Rail 2.2%
Norfolk Southern	2,500,000	135,175
Union Pacific	3,400,000	317,390
		452,565
Total Industrials & Business Services		2,740,243
INFORMATION TECHNOLOGY 7.7%
Communications Equipment 2.7%
Cisco Systems (1)	7,750,000	167,943
Lucent Technologies (1)	22,000,000	67,100
Motorola	6,000,000	137,460
Nokia ADR (3)	8,853,000	183,434
		555,937
Computers & Peripherals 2.1%
Hewlett-Packard	5,500,000	180,950
IBM	3,190,000	263,079
		444,029
Semiconductor & Semiconductor Equipment 1.6%
Analog Devices	3,681,000	140,946
Intel	5,000,000	96,750
Texas Instruments	3,000,000	97,410
		335,106
Software 1.3%
Microsoft	10,000,000	272,100
		272,100
Total Information Technology		1,607,172
MATERIALS 5.5%
Chemicals 2.1%
Chemtura	3,750,000	44,175
DuPont	5,000,000	211,050
Hercules (1)	3,000,000	41,400
International Flavors & Fragrances	4,150,000	142,428
		439,053
Construction Materials 0.7%
Vulcan Materials	1,718,000	148,865
		148,865
Metals & Mining 0.6%
Alcoa	4,250,000	129,880
		129,880
Paper & Forest Products 2.1%
International Paper	9,900,000	342,243
MeadWestvaco	3,500,000	95,585
		437,828
Total Materials		1,155,626
TELECOMMUNICATION SERVICES 5.9%
Diversified Telecommunication Services 3.8%
AT&T	12,000,000	324,480
Qwest Communications International (1)	30,000,000	204,000
Telus (CAD)	814,500	31,991
Telus (Non-voting shares)	1,288,500	49,865
Verizon Communications	5,644,000	192,234
		802,570
Wireless Telecommunication Services 2.1%
Alltel	3,190,000	206,552
Sprint Nextel	8,834,000	228,271
		434,823
Total Telecommunication Services		1,237,393
UTILITIES 4.2%
Electric Utilities 1.6%
FirstEnergy	2,356,000	115,209
Pinnacle West Capital	1,500,000	58,650
Progress Energy	3,435,000	151,071
		324,930
Independent Power Producers & Energy Traders 1.0%
Duke Energy	7,116,000	207,431
		207,431
Multi-Utilities 1.6%
NiSource	9,000,000	181,980
Teco Energy	2,250,000	36,270
Xcel Energy	6,380,000	115,797
		334,047
Total Utilities		866,408

Total Common Stocks (Cost $16,001,411)		19,910,787

CONVERTIBLE PREFERRED STOCKS 0.1%
FINANCIALS 0.1%
Insurance 0.1%
UnumProvident	727,500	23,391
Total Convertible Preferred Stocks (Cost $18,188)		23,391
CONVERTIBLE BONDS 0.3%
Lucent Technologies, 8.00%, 8/1/31	65,008,000	66,308
Total Convertible Bonds (Cost $70,293)		66,308
SHORT-TERM INVESTMENTS 4.1%
Money Market Funds 4.1%
T. Rowe Price Reserve Investment Fund, 4.71% (2)(4)	855,752,300	855,752
Total Short-Term Investments (Cost $855,752)		855,752
SECURITIES LENDING COLLATERAL 0.6%
Money Market Trust 0.6%
State Street Bank and Trust Company of New Hampshire N.A.
Securites Lending Quality Trust units, 4.663% (4)	111,029,400	111,029
Total Securities Lending Collateral (Cost $111,029)		111,029
Total Investments in Securities
100.4% of Net Assets (Cost $17,056,673)		$ 20,967,267

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	Affiliated company - see Note 4
(3)	All or a portion of this security is on loan at March 31, 2006 - see Note 2
(4)	Seven-day yield
ADR	American Depository Receipts
CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
REIT	Real Estate Investment Trust

(2)Affiliated Companies

($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income ‡	3/31/06	12/31/05
Dow Jones	-	-	$ 1,119	$ 175,907	$ 158,853
New York Times	-	$ 11,891	1,320	196,152	211,600
T. Rowe Price Reserve
Investment Fund	¤	¤	9,429	855,752	801,223
Totals			$ 11,868	$ 1,227,811	$ 1,171,676

‡	Includes dividend income of $11,868 and no interest income.
¤	Purchase and sale information not shown for cash management funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INCOME FUND
Unaudited	March 31, 2006
Notes to Portfolio of Investments
(Cost and value in $000s)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Equity Income Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Trustees.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund’s lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At March 31, 2006, the value of loaned securities was $105,771,000; aggregate collateral consisted of $111,029,000 in the money market pooled trust.

NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2006, the cost of investments for federal income tax purposes was $17,056,673,000. Net unrealized gain aggregated $3,910,601,000 at period-end, of which $4,628,434,000 related to appreciated investments and $717,833,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees.

For the period ended March 31, 2006, total realized loss on all affiliated companies was $5,004,000.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Income Fund

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 19, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	May 19, 2006